Convertible Debentures (Tables)	12 Months Ended
Mar. 31, 2020
Convertible Debentures [Abstract]
Schedule of convertible debenture values and conversion price
Issue Date	Amount (CDN$)	Converted Amount (CDN$)	Matured Amount (CDN$)	Outstanding Amount (CDN$)	Conversion Price (CDN$)	Shares on Conversion
Dec 11, 2015	777,000	(60,000)	(717,000)	—	—	—
May 17, 2017	1,900,000	—	—	1,900,000	0.65	2,923,077
May 31, 2017	250,000	—	—	250,000	0.65	384,615
Sep 25, 2017	1,476,000	—	—	1,476,000	0.40	3,690,000
Oct 12, 2017	2,220,000	(250,000)	—	1,970,000	0.40	4,925,000
Total	6,623,000	(310,000)	(717,000)	5,596,000		11,922,692

Schedule of proceeds on issuance of convertible debentures
$CDN	May 17 & 31, 2017	Sep 25, 2017	Oct 16, 2017
Proceeds bifurcated to carrying value of the loan	$1,169,370	$660,360	$938,557
Proceeds bifurcated to equity	247,744	139,904	198,843
Transaction costs related to the Debentures	30,789	11,536	83,600
Fair value assigned to the issuance of warrants	702,097	664,200	999,000
Proceeds on issuance of Convertible Debentures	$2,150,000	$1,476,000	$2,220,000